Statements of Changes in Consolidated Shareholders' Equity (Parenthetical) $ in Thousands			12 Months Ended
		Feb. 23, 2022 USD ($) Agreement shares	Dec. 31, 2022 USD ($) shares	May 04, 2022 USD ($)	Feb. 28, 2022 Agreement
Statement [Line Items]
Proportion of ownership interest in subsidiary			49.10%
Proceeds from issuing shares	[1]		$ (569)
Issue of equity		$ 2,900
Share premium [member]
Statement [Line Items]
Share issue related cost			$ 570
Common Stock [Member]
Statement [Line Items]
Share issued price per share | Agreement					1.41
Calyxt (ATM) [Member]
Statement [Line Items]
Ordinary shares issued | shares			2,006,108
Share issue related cost			$ 200
Proceeds from issuing shares			$ 100
Prefunded Warrant [Member]
Statement [Line Items]
Fair value of pre funded warrants				$ 1,600
Prefunded Warrant [Member] | Common Stock [Member]
Statement [Line Items]
Share issued price per share | Agreement		1.4099
Calyxt Inc [member]
Statement [Line Items]
Ordinary shares issued | shares		3,880,000
Proportion of ownership interest in subsidiary			49.10%
Share issue related cost	[2]		$ 212
Underwriting discounts and other offering expenses		$ 900
Proceeds from issuing shares		$ 10,000
Calyxt Inc [member] | Prefunded Warrant [Member]
Statement [Line Items]
Warrants Issued | shares		3,880,000
Calyxt Inc [member] | Common Warrants [Member]
Statement [Line Items]
Warrants Issued | shares		7,760,000

[1]	In line with IAS 32, expenses incurred in 2022 for $0.6 million which qualify for transaction costs related to the “at the market” offering and to the follow-on offering of Cellectis started respectively in January 2023 and February 2023 are deducted from equity as of December 31, 2022
[2]	During the full year ended December 31, 2022, 2,006,108 shares were issued through Calyxt’s At-The-Market (“ATM”) financing program with a net proceed of $0.1 million, including $0.2 million of issuance costs related to the Calyxt ATM financing program were recorded as a reduction of share premium.